SCHEDULE III-REAL ESTATE AND ACCUMULATED DEPRECIATION	6 Months Ended
Jun. 30, 2013
Real Estate And Accumulated Depreciation Disclosure [Abstract]
SCHEDULE III-REAL ESTATE AND ACCUMULATED DEPRECIATION

AMERICAN HOMES 4 RENT

SCHEDULE III-REAL ESTATE AND ACCUMULATED DEPRECIATION AS OF DECEMBER 31, 2012

(dollar amounts in thousands)

		Initial Cost to Company		Cost Capitalized Subsequent to Acquisition		Total Costs as of December 31, 2012
State	Number of Single- Family Homes	Land	Depreciable Property	Land	Depreciable Property	Land	Depreciable Property	Total	Accumulated Depreciation(1)	Date of Acquisition
AZ	596	$10,468	$60,623	$—	$4,704	$10,468	$65,327	$75,795	$(436)	2011/2012
CA	108	5,577	15,141	—	703	5,577	15,844	21,421	(19)	2012
CO	25	894	3,539	—	238	894	3,777	4,671	(22)	2012
FL	568	15,367	65,594	—	4,506	15,367	70,100	85,467	(440)	2012
GA	423	11,710	39,798	—	5,696	11,710	45,494	57,204	(272)	2012
IL	317	6,452	32,439	—	824	6,452	33,263	39,715	(39)	2012
IN	122	2,636	10,122	—	799	2,636	10,921	13,557	(64)	2012
NC	155	4,315	16,199	—	730	4,315	16,929	21,244	(64)	2012
NV	203	4,708	23,015	—	2,608	4,708	25,623	30,331	(455)	2011/2012
OH	302	7,729	29,139	—	1,039	7,729	30,178	37,907	(60)	2012
SC	18	618	2,277	—	—	618	2,277	2,895	—	2012
TN	220	7,873	31,343	—	609	7,873	31,952	39,825	(156)	2012
TX	455	10,570	40,282	—	1,864	10,570	42,146	52,716	(103)	2012
UT	104	5,830	13,612	—	293	5,830	13,905	19,735	(2)	2012
WA	28	1,392	3,943	—	27	1,392	3,970	5,362	(0)	2012

Total	3,644	$96,139	$387,066	$—	$24,640	$96,139	$411,706	$507,845	$(2,132)

(1)	Except for amounts attributed to land, real estate related assets are depreciated over their estimated useful lives of 5 to 30 years using the straight-line method.

A summary of activity for single-family properties and accumulated depreciation is as follows:

	Single-Family Properties December 31,
	2012	2011
Balance at beginning of period	$3,516	$—
Acquisitions	479,736	3,469
Improvements	24,593	47

Balance at end of period	$507,845	$3,516

	Accumulated Depreciation December 31,
	2012	2011
Balance at beginning of period	$21	$—
Depreciation expense on properties	2,111	21

Balance at end of period	$2,132	$21